Operations	12 Months Ended
Dec. 31, 2025
Disclosure of joint operations [abstract]
Operations	OPERATIONS
StoneCo Ltd. (the “Company”), is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is located at 4th Floor, Harbour Place 103 South Church Street, P.O. box 10240 Grand Cayman E9 KY1-1002.
ACP Investments Ltd owns 6.01% of the Company’s voting shares (representing 37.85% of the voting power considering the amount of outstanding shares as of December 31, 2025). Previously, these shares were held by HR Holding LLC, which was dissolved, and the shares were transferred to its sole owner, ACP Investments Ltd whose ultimate parent is VCK Investment Fund Limited SAC A, an investment fund owned by the co-founder of the Company, Mr. Andre Street.
The Company’s shares are publicly traded on Nasdaq under the ticker symbol STNE.
The Company and its subsidiaries (collectively, the “Group”), is a leading provider of financial technology solutions that empower merchants to conduct commerce seamlessly across multiple channels and help them grow their businesses with payments, banking and credit.
The consolidated financial statements of the Group were approved for issue by the Audit Committee on March 02, 2026.
1.1.    Disposal group classified as held for sale and discontinued operations
In the second quarter of 2025, the Group entered into two separate agreements to sell Linx Sistemas e Consultoria Ltda (“Linx Sistemas”) and certain other software assets (“Software Businesses"), and SimplesVet Tecnologia S.A. (“Simplesvet”), resulting in the classification of both businesses as held for sale. The transactions have also been classified as discontinued operations. Therefore, the statement of profit or loss presents the net results of continuing and discontinued operations separately for each period presented, with prior periods reclassified accordingly.
In the third quarter of 2025, the agreement to sell Simplesvet was concluded and the sale resulted in a gain of R$ 56,588 recognized as income.
The entities comprised in the Software Businesses are listed below:
•Linx Software Participações em Tecnologia S.A.
•Linx Sistemas e Consultoria Ltda
•Linx Telecomunicações Ltda
•Linx Automotivo Ltda
•Linx Commerce Ltda
•Linx People Ltda
•Linx Saúde Ltda
•Sponte Educação Ltda
•Napse S.R.L.
•Napse Uruguay SAS
•Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada
•Synthesis Holding LLC
•Synthesis US LLC
•Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable
•Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable
1.1.1.    Accounting policy
The Group classifies disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.
The condition for classification as held for sale is met only when the sale has been approved by management or - if required by governance rules - the Board of Directors, the asset is available for immediate sale in its present condition, and there is an expectation that the sale will occur within 12 months of the approval. These factors indicate that the sale is highly probable. In case of a delay in the process, demonstrably caused by events or circumstances beyond the Group’s control, and if there is still sufficient evidence of the continued commitment to sell the asset, the classification as held for sale may be maintained.
Assets included in disposal groups classified as held for sale as well as its related liabilities are presented separately as current items in the statement of financial position. Property and equipment and intangible assets are not depreciated or amortized once classified as held for sale.
When a transaction reflects the sale of a component of the Group that represents separate major line of business, it should be considered a discontinued operation, and its results are excluded from the results of continuing operations, presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss. Cash flows from discontinued operations are included in the consolidated statement of cash flows and are disclosed separately in Note 1.1.2 in an aggregated basis between operating, investing and financing activities.
The classification of an operation as a discontinued operation requires that comparative income statements be recasted. This procedure segregates the results of the discontinued operation as if it had been discontinued from the beginning of the earliest comparative period presented.
1.1.2. Software Businesses and Simplesvet
In the second quarter of 2025, the Board of Directors approved the plan to sell Software Businesses and Simplesvet. Both sales were expected to be completed within a year from the date of classification as a disposal group held for sale. These businesses together represent a major line of business and as a result met the requirements to be classified as discontinued operations. In the third quarter of 2025, the agreement to sell Simplesvet was completed.
Immediately before the classification of the businesses as discontinued operation and at each reporting date, the recoverable amount was estimated for assets included in the disposal group. An impairment loss of R$ 157,991 was identified as of December 31, 2025 and was recognized as part of discontinued operations.
Estimating the fair value implies assumptions and estimates that require judgment. In estimating such fair value we have considered the terms of the agreements we entered into as well as estimates about expected timing of the disposals which impact the estimated proceeds of the sale and as well as its discount to present value as of the date of the impairment test. While actual date of the disposal may differ from this estimate of fair value we expect any difference will not result in significant effect in the impairment test performed. The net carrying amount of assets and liabilities of businesses classified as held for sale as of December 31, 2025 is R$ 3,229,817.
The major classes of assets included in the disposal group classified as held for sale as well as the liabilities directly associated with those assets are presented below:

	Notes	2025

Assets
Cash and cash equivalents		230,643
Trade accounts receivable		171,652
Recoverable taxes		9,173
Other assets		49,177
Deferred tax assets	9.4	3,704
Property and equipment	10.3	67,009
Intangible assets	11.3	3,491,465
Total assets classified as held for sale		4,022,823

Liabilities
Trade accounts payable		54,954
Other debt instruments	6.8.3	21,369
Deferred tax liabilities	9.4	434,903
Labor and social security liabilities		115,923
Taxes payable		38,957
Provision for contingencies	14.3	96,267
Other liabilities		30,633
Total liabilities associated with assets held for sale		793,006
The accumulated balances of other comprehensive income recognized within equity associated with assets held for sale are presented below:

2025

Amounts included in accumulated OCI to be recognized in income upon disposal of the businesses
Net monetary position in hyperinflationary economies	20,578
Exchange differences on translation of foreign operations	(52,779)
Total other comprehensive loss associated with assets held for sale	(32,201)
The effects of discontinued operations on the statement of profit or loss of the periods are presented below:

	2025	2024	2023

Net revenue from transaction activities and other services	97,674	87,140	165,407
Net revenue from subscription services and equipment rental	1,094,009	1,100,735	1,107,523
Other financial income	19,988	19,961	20,923
Total revenue and income from discontinued operations	1,211,671	1,207,836	1,293,853

Cost of services	(552,926)	(556,623)	(612,599)
Administrative expenses	(180,799)	(285,041)	(286,678)
Selling expenses	(276,633)	(265,459)	(265,423)
Financial expenses, net	(35,514)	(33,372)	(43,301)
Software business goodwill impairment loss	(157,991)	(3,558,049)	—
Other income (expenses), net	14,725	(12,481)	(24,137)
	(1,189,138)	(4,711,025)	(1,232,138)

Loss on investment in associates	—	—	(510)
Profit (loss) before income taxes from discontinued operations	22,533	(3,503,189)	61,205

Current income tax and social contribution	(55,537)	(42,894)	(22,392)
Deferred income tax and social contribution	(4,896)	18,413	6,987
Net income (loss) for the period from discontinued operations	(37,900)	(3,527,670)	45,800
Discontinued operations on the statement of cash flows of the periods are presented below:

	2025	2024	2023

Net cash provided by operating activities	221,478	253,022	143,315
Net cash used in investing activities	(192,225)	(260,676)	(158,931)
Net cash used in financing activities	(42,431)	(23,577)	(21,534)
Effect of foreign exchange on cash and cash equivalents	(12,163)	2,231	(1,323)
Change in cash and cash equivalents	(25,341)	(29,000)	(38,473)
1.2. Operating segments
Until the third quarter of 2025, the Group reported its results under financial and software business segments as well as certain non-allocated activities comprised of non-strategic businesses, including results on its disposal/sale. Following the strategic decision to divest the Software Businesses, these operations were classified as discontinued operations and assets held for sale
As a result, the internal reporting structure and the performance measures reviewed by the Chief Operating Decision Maker (“CODM”), which comprises the Chief Executive Officer ("CEO”) and the Board of Directors, were revised to focus on a single consolidated view of the Group’s continuing operations. Accordingly, the Group is now managed as a single operating segment. Since this segment corresponds to the continuing operations presented in the consolidated income statement of profit or loss, the comparative periods already reflect this presentation.